REVENUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of disaggregated revenues

	Consolidated
Revenue	Three Months Ended March 31,
	2026	2025

Proactive services	$1,040	$3,694
Premium services	708	735
Other	24	26
	$1,772	$4,455

	Precision Logistics		Authentication		Consolidated
Revenue	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024	2025	2024

ProActive services	$13,165	$19,365	$-	$-	$13,165	$19,365
Premium services	3,077	4,401	-	-	3,077	4,401
Brand protection services	-	-	156	441	156	441
	$16,242	$23,766	$156	$441	$16,398	$24,207

Schedule of contract assets from contracts with customers

	Contract Asset
	March 31,
	2026	2025
Beginning balance, January 1	$338	$733
Contract asset additions	285	641
Reclassification to accounts receivable, billed to customers	(338)	(733)
Ending balance, March 31 (1)	$285	$641

______________

(1)	Included within "Unbilled revenue" on the accompanying Consolidated Balance sheets.

	Contract Asset
	December 31,
In Thousands	2025	2024
Beginning balance, January 1	$733	$1,282
Contract asset additions	5,841	8,572
Reclassification to accounts receivable, billed to customers	(6,236)	(9,121)
Ending balance (1)	$338	$733

______________

(1)	Included within "Unbilled revenue" on the accompanying Consolidated Balance Sheets.

Open World Ltd. [Member]
Schedule of disaggregated revenues

	March 31, 2026	March 31, 2025
Digital assets and capital markets infrastructure	$3,088,827	$7,589,380
Advisory and onboarding	571,687	1,140,232
Total revenue	$3,660,514	$8,729,612

	2025	2024
Digital assets and capital markets infrastructure	32,187,179	34,732,400
Advisory and onboarding	3,561,320	4,894,073
Total revenue	35,748,499	39,626,473

Schedule of contract balance

	Contract assets	Contract liabilities
Beginning balance, December 31, 2025	$-	$125,590
Advance billings and customer prepayments	-	551,256
Revenue recognized in advance of billing	30,000	-
Reduction due to revenue recognized	-	(571,687)
Ending balance, March 31, 2026	$30,000	$105,159